Share Capital	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
SHARE CAPITAL
16.	SHARE CAPITAL

(a)	Authorized	Unlimited number of common shares without par value

Unlimited number of preferred shares without par value

As at June 30, 2022, the Company had 15,120,524 common shares issued and outstanding (Dec 31, 2021-5,276,695.

Subsequent to June 30, 2022, the Company issued:

●	30,000 shares with a fair value of $22,200 ($0.74 per share) resulting from a supplier converting RSU’s into common shares;

●	60,000 shares, with a fair value of $61,800 (41.03 per share), to a supplier as partial compensation according to their contractual agreements;

●	404,859 shares, with a fair value of $441,296 ($1.09 per share),as payment for the monthly principal repayment of $400,000 on the promissory note; and

●	684,932 shares, with a fair value of $520,548 ($0.76 per share), as payment for the monthly principal repayment of $400,000 on the promissory note.

(b)	Common share transactions

Transactions for the six months ended June 30, 2022 are as follows:

(i) On January 11, 2022, the Company completed an underwritten public offering   in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds and direct costs between the units, pre-funded units and option warrants using the relative fair value of the components.

The underwritten public offering resulted in the sale to the public of 7,215,652 Units at $2.30 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $2.30 per share. The Unit warrants are exercisable immediately and have a term of 5 years Gross proceeds of $9,885,327 (gross proceeds of $10,936,974 less its share of share issuance costs in the amount of $1,051,647) were allocated to the common shares, and $5,395,878 to the unit warrants as a liability.

In addition, the Company issued 1,480,000 pre-funded units (“Pre-Funded Units”) at $2.29 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $2.30 per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,575,200 were allocated to the pre-funded warrants, and $1,107,147 to the warrants as a liability.

The Company concurrently sold an additional 1,304,347 warrants to purchase 1,304,347 common shares exercisable at $2.30 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.0097 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $866,753 were allocated to the Option Warrants. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $1.73 per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $1.73, strike rate $2.30, dividend yield 0%, term 5 years, volatility 60.0% and risk free rate 0.50%.

The Company assessed that the warrant issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share based payments and have been recorded in equity.

As the warrants are treated as a liability, the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance. The residual value to be allocated to common shares and to the warrants are as follows:

	Units and Prefunded Units	Over allotment warrants
Gross Proceeds	$19,999,999	$13,045
Less: Total fair value of warrant liability	(9,063,025)	(975,393)
Residual value to common shares	$10,936,974	-
Day one loss-change in fair value opening	-	$(962,350)

The day one loss is the excess of the proceeds of $975,393 on the 1,304,343 allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss on January 11, 2022. This amount is shown separately on the statement of operations and does not impact the warrant liability continuity schedules.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.

(ii) On March 31, 2022, as part of the ClearRF acquisition (Note 4 and 15), the Company issued 138,958 shares to the vendor with a fair value of $190,094.

(iii) The Company issued 155,000 common shares, with a fair value of $170,500 ($1.10 per share) to consultants as part of their compensation for services rendered.

(iv) The Company issued 854,219 common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note.

Transactions for the 6 months ended June 30, 2021 are as follows:

(i) During the month of February 2021, the Company received multiple tradeable warrant exercises for total proceeds of $609,041 on the redemption of a total of 88,911 tradeable warrants at an exercise price of $6.85 for each common share.

(ii) The company issued in February 2021, the 40,000 shares to be issued for services rendered at a value of $560,000.

(iii) As discussed in Note 4 -Acquisition of Clear Rf, the Company issued 23,949 common shares to the vendors of ClearRF equal to $194,985.

(C)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2020	328,068	$13.99
Granted	100,500	11.50
Expired/Cancelled	(14,000)	16.38
Outstanding options, December 31, 2021	414,568	$13.88
Granted	815,000	1.17
Expired/Cancelled	(34,001)	26.39
Outstanding options, June 30, 2022	1,195,567	$4.86

As at June 30, 2022 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Jul-17	7,929	7,929	79.00	24-Jul-22	0.07
24-Dec-18	12,896	12,896	57.00	24-Dec-23	1.48
15-Jan-19	828	828	57.00	15-Jan-24	1.55
21-Mar-19	12,345	12,345	63.00	21-Mar-24	1.73
1-Jan-20	2,069	2,069	57.00	1-Jan-24	1.50
15-Nov-20	95,000	83,125	6.00	15-Nov-30	8.38
15-Nov-20	161,500	141,313	6.00	15-Nov-25	3.38
2-Jan-21	57,000	42,750	11.50	2-Jan-26	3.51
2-Jan-21	5,000	3,750	11.50	2-Jan-31	7.51
18-Jan-21	14,500	12,688	11.50	18-Jan-26	3.55
18-Jan-21	1,500	1,500	11.50	31-Aug-22	0.17
18-Jan-21	10,000	10,000	11.50	29-Oct-22	0.33
1-Jan-22	20,000	5,000	4.00	29-Oct-26	4.33
13-Apr-22	795,000	66,250	1.10	13-Apr-27	4.79
Total	1,195,567	402,443	$4.86		4.42

Transactions subsequent to June 30, 2022 are as follows:

On July 12, 2022, the Company granted 330,000 stock options, at an exercise price of $1.10 per share, and 120,000 RSU’s to employees and consultants with a fair value of $1.10 per share. Of these 120,000 RSU’s granted, 30,000 vested immediately and were converted into common shares of the Company and the remaining 90,000 RSU’s vest quarterly with the first vesting of 7,500 taking place on the date of the grant and 11 equal quarterly vesting of 7,500 RSU’s per quarter thereafter. Of these 330,000 stock options granted, they vest quarterly with the first vesting of 27,500 taking place on the date of the grant and 11 equal quarterly vesting of 27,500 RSU’s per quarter thereafter.

Transactions for the six months ended June 30, 2022 are as follows

On January 1, 2022, the Company granted 20,000 stock options at $4.00 per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($2.724 per option).

On April 13, 2022, the Company granted 795,000 stock options to executives and employees at an exercise price of $1.10 per share. These options vest quarterly over three years period with the first vesting taking place at the date of the grant. The fair value of these options on the date of the grant is $678,520 ($0.8535 per share).

Transactions for the six months ended June 30, 2021 are as follows:

The Company recorded share-based payments expense of $949,791 in relation to options vesting

On January 2, 2021, the Company issued 62,000 stock options to various employees at an exercise price of $11.50 of which 57,000 expire on January 2, 2026 and 5,000 expires on January 2, 2031.

On January 18, 2021, the Company issued 38,500 stock options to various employees and consultants at an exercise price of $11.50 expiring on January 2, 2026.

The following weighted-average assumptions have been used for the Black-Scholes valuation for the stock options granted:

	2022	2021
Exercise price	$1.03-$4.00	$11.50
Risk-free interest rate	1.36% -2.793%	0.23%
Expected life	5	5
Annualized volatility	102%-105%	85%
Dividend rate	0.00%	0.00%

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

Transactions for the six months ended June 30, 2022, are as follows:

On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share.

On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.

On April 13, 2022, the Company granted 240,000 RSU’s to consultants that vest immediately. On the date of granting, the fair value and the stock price was $1.10/share.

On April 13, 2022, the Company granted 585,000 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 48,750 RSU’s occurring on the date of the granted and another 48,750 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.10/share.

As at June 30, 2022 restricted share units outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	750,000	$1.03
13-Apr-22	825,000	318,750	1.10
Total	3,075,000	1,068,750	$1.05

A summary of the Company’s restricted share unit activity is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding options, December 31, 2021	0	$-
Granted	3,075,000	$1.05
Outstanding options, June 30, 2022	3,075,000	$1.05

(e)	Agents’ options:

Transactions for the six months ended June 30, 2022, are as follows:

The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk free rate 0.50%.

A summary of the Company’s agents’ options activity is as follows

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2020	452,523	8.02
Expired	(6,597)	52.68
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	434,783	2.53
Outstanding agent options, June 30, 2022	880,709	$5.05

On June 30, 2022 agents’ options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
28-Jul-20	1,702	1,702	$20.49	28-Jul-22	0.08
29-Sep-20	113,500	113,500	$6.60	28-Sep-25	3.25
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	3.25
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	2.00
11-Jan-22	434,783	0	$2.53	11-Jan-27	4.54
Total	880,709	445,926	$5.05		3.79

(f)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

Transactions for the six months ended June 30, 2021 are as follows:

a.	10,897 share purchase warrants expired at an average price of $35.08.

b.	In February 2021, 88,911 tradeable warrants were exercised at $6.85 for total proceeds of $609,040.

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2020	3,591,533	$10.55
Granted	2,142,857	$4.00
Exercised	(544,415)	$5.54
Expired	(68,647)	$62.87
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	9,999,999	$2.30
Outstanding, June 30, 2022	15,121,327	$3.90

At June 30, 2022 share purchase warrants outstanding and exercisable are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
23-Dec-19	54,248	$51.22	23-Dec-22
28-Jul-20	74,138	$20.49	28-Jul-22
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
3-Nov-21	1,892,857	$2.30	3-Nov-26
11-Jan-22	9,999,999	$2.30	11-Jan-27
Total	15,121,327	$3.90